DIREXION SHARES ETF TRUST

Direxion Daily Consumer Staples Bear 1X Shares

Direxion Daily Utilities Bear 1X Shares

Supplement dated January 3, 2017 to the

Prospectus and Statement of Additional Information (“SAI”)

dated March 29, 2016

Effective immediately, the trading symbols for the Direxion Daily Consumer Staples Bear 1X Shares and the Direxion Daily Utilities Bear 1X Shares will be as follows:

Fund	New Ticker Symbol
Direxion Daily Consumer Staples Bear 1X Shares	SPLZ
Direxion Daily Utilities Bear 1X Shares	UTLZ

For more information, please contact the Funds at (866) 476-7523.

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Please retain a copy of this Supplement with your Prospectus and SAI.